Employee benefits - Summary of Net Periodic Cost Defined Benefit Provident Fund Plan (Detail) - 12 months ended Mar. 31, 2020 - Defined Benefit Provident Fund Plan [Member]
₨ in Millions, $ in Millions
	USD ($)	INR (₨)
Disclosure of defined benefit plans [line items]
Service cost	$ 17.7	₨ 1,339.9
Net interest cost	(0.8)	(62.2)
Net periodic cost	$ 16.9	₨ 1,277.7